Securities (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Securities [Line Items]
Available-for-sale mortgage-backed securities	$ 9,648,000	$ 12,080,000
Gross unrealized losses		569,000
Mortgage-backed securities	0
Held-to-maturity mortgage-backed securities	213,000,000	274,000,000
Held-to-maturity mortgage-backed securities gross unrealized losses	$ 10,000,000	$ 15,000,000
Unrealized loss position percent	100.00%	100.00%
Pledged securities	$ 0	$ 5,900,000
Overnight deposits	0	$ 1,500,000
Debt Securities [Member]
Securities [Line Items]
Available-for-sale mortgage-backed securities	9,600,000
Gross unrealized losses	$ 448,000